Variable Interest Entities (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Maximum Exposure to Loss Relating to Non-consolidated VIEs
The following table sets forth certain information regarding the VIEs in which the Company holds a variable interest but does not consolidate. The assets recognized on the Company’s Condensed Consolidated Statements of Financial Condition related to the Company’s interests in and management, incentive fees and third party costs receivables from these non-consolidated VIEs and the Company’s maximum exposure to loss relating to non-consolidated VIEs as of March 31, 2021 and December 31, 2020 were as follows:

	As of
	March 31, 2021	December 31, 2020
Investments	$79,472	$77,511
Receivables	13,892	14,322
Maximum exposure to loss	$93,364	$91,833

The following table sets forth certain information regarding the VIEs in which the Company holds a variable interest but does not consolidate. The assets recognized on the Company’s Consolidated Statements of Financial Condition related to the Company’s interests in and management, incentive fees and third party costs receivables from these non-consolidated VIEs and the Company’s maximum exposure to loss relating to non-consolidated VIEs as of December 31, 2020 and 2019 were as follows:

	As of December 31,
	2020	2019
Investments	$77,511	$77,927
Receivables	14,322	9,135
Maximum exposure to loss	$91,833	$87,062